Leases (Tables)	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Lease, Cost
The components of lease costs were as follows (in thousands):

	Years Ended December 31,
	2020	2019
Operating lease cost	$6,278	$3,185
Short-term lease cost	495	157
Variable lease cost	452	636
Total	$7,225	$3,978
Other information related to the Company’s operating leases was as follows (in thousands):

	Years Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$5,624	$149
ROU assets obtained in exchange for lease obligations:
Operating leases	$39,664	$984
Lease terms and discount rates for operating leases were as follows:

	As of December 31,
	2020	2019
Weighted average remaining lease term (years)	8.2	1.0
Weighted average discount rate	5.3%	3.5%
The components of lease costs were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Operating lease cost	$2,469	$2,565	$7,376	$4,261
Short-term lease cost	108	56	253	360
Variable lease cost	118	84	248	376
Total	$2,695	$2,705	$7,877	$4,997
Other information related to the Company’s operating leases was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,474	$2,003	$6,585	$3,720
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$—	$28,252	$39,664
Lease terms and discount rates for operating leases were as follows:

	As of September 30,	As of December 31,
	2021	2020
Weighted average remaining lease term (years)	7.6	8.2
Weighted average discount rate	4.5%	5.3%

Lessee, Operating Lease, Liability, Maturity
As of December 31, 2020, future minimum lease payments under operating leases were as follows (in thousands):

Years Ending December 31,	Amount
2021	$5,321
2022	5,439
2023	5,602
2024	5,770
2025	5,943
Thereafter	21,118
Total lease payments	49,193
Less: imputed interest	(9,591)
Present value of lease liabilities	39,602
Less: current operating lease liabilities	(3,348)
Long-term operating lease liabilities	$36,254
As of September 30, 2021, future minimum lease payments under operating leases were as follows (in thousands):

Years Ending December 31,	Amount
2021 (remaining three months)	$2,474
2022	10,045
2023	10,347
2024	10,657
2025	10,977
Thereafter	39,003
Total lease payments	83,503
Less: imputed interest	(13,077)
Present value of lease liabilities	70,426
Less: current operating lease liabilities	(6,978)
Long-term operating lease liabilities	$63,448